Stock Options	12 Months Ended
Dec. 31, 2018
Stock Options
Stock Options

(15) Stock Options

On April 5, 2012, the Board of Directors adopted the 2012 International Bancshares Corporation Stock Option Plan (the “2012 Plan”). There are 800,000 shares available for stock option grants under the 2012 Plan. Under the 2012 Plan, both qualified incentive stock options (“ISOs”) and non‑qualified stock options (“NQSOs”) may be granted. Options granted may be exercisable for a period of up to 10 years from the date of grant, excluding ISOs granted to 10% shareholders, which may be exercisable for a period of up to only five years. As of December 31, 2018, 10,700 shares were available for future grants under the 2012 Plan.

The fair value of each option award granted under the plan is estimated on the date of grant using a Black‑Scholes‑Merton option valuation model that uses the assumptions noted in the following table. Expected volatility is based on the historical volatility of the price of our stock. We use historical data to estimate the expected dividend yield and employee termination rates within the valuation model. The expected term of options is derived from historical exercise behavior. The risk‑free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2018	2017
Expected Life (Years)	7.00	—
Dividend yield	1.73%	—%
Interest rate	2.68%	—%
Volatility	31.65%	—%

(1) No stock options were granted during the twelve months ended December 31, 2017.

A summary of option activity under the stock option plans for the twelve months ended December 31, 2018 is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term (years)	value ($)
				(in Thousands)
Options outstanding at December 31, 2017	668,166	$20.41
Plus: Options granted	234,700	38.27
Less:
Options exercised	84,701	17.89
Options expired	—	—
Options forfeited	29,188	22.73
Options outstanding at December 31, 2018	788,977	25.91	6.07	$7,587

Options fully vested and exercisable at December 31, 2018	310,108	$19.93	4.21	$4,486

Stock‑based compensation expense included in the consolidated statements of income for the years ended December 31, 2018, 2017 and 2016 was approximately $1,035,000,  $903,000 and $1,082,000, respectively. As of December 31, 2018, there was approximately $2,798,000 of total unrecognized stock‑based compensation cost related to non‑vested options granted under our plans that will be recognized over a weighted average period of 2.1 years.

Other information pertaining to option activity during the twelve month period ending December 31, 2018, 2017 and 2016 is as follows:

	Twelve Months Ended December 31,
	2018	2017	2016
Weighted average grant date fair value of stock options granted	$11.78	$—	$8.74
Total fair value of stock options vested	$1,077,000	$1,182,000	$1,015,000
Total intrinsic value of stock options exercised	$2,045,000	$2,595,000	$792,000

(1) No stock options were granted during the twelve months ended December 31, 2017.